Goodwill And Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets, Net [Abstract]
Goodwill And Other Intangible Assets, Net

Note 3. Goodwill and Other Intangible Assets, net:

Goodwill and other intangible assets, net, by segment were as follows:

	Goodwill		Other Intangible Assets, net
(in millions)	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
European Union	$1,392	$1,443	$663	$673
Eastern Europe, Middle East & Africa	666	702	250	263
Asia	4,966	5,004	1,633	1,661
Latin America & Canada	2,904	3,012	1,151	1,276

Total	$9,928	$10,161	$3,697	$3,873

Goodwill is due primarily to PMI's acquisitions in Canada, Indonesia, Mexico, Greece, Serbia, Colombia and Pakistan, as well as the business combination in the Philippines in February 2010. The movements in goodwill are as follows:

(in millions)	European Union	Eastern Europe, Middle East & Africa	Asia	Latin America & Canada	Total
Balance at January 1, 2010	$1,539	$743	$3,926	$2,904	$9,112
Changes due to:
Philippines business combination			842		842
Other business combinations	8	5	2	2	17
Currency	(104)	(46)	234	106	190

Balance at December 31, 2010	1,443	702	5,004	3,012	10,161
Changes due to:
Acquisitions		1	1	1	3
Currency	(51)	(37)	(39)	(109)	(236)

Balance at December 31, 2011	$1,392	$666	$4,966	$2,904	$9,928

The increase in goodwill during 2010 from other business combinations relates to our new leaf procurement business in Brazil, which has been allocated to all of PMI's reportable segments based on the projected use of Brazilian leaf. For further details on acquisitions and business combinations, see Note 6. Acquisitions and Other Business Arrangements.

Additional details of other intangible assets were as follows:

	December 31, 2011		December 31, 2010
(in millions)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Non-amortizable intangible assets	$2,067		$2,170
Amortizable intangible assets	2,001	$371	1,983	$280

Total other intangible assets	$4,068	$371	$4,153	$280

Non-amortizable intangible assets substantially consist of trademarks from PMI's acquisitions in Indonesia in 2005 and Mexico in 2007. Amortizable intangible assets primarily consist of certain trademarks, distribution networks and non-compete agreements associated with business combinations. The range of useful lives as well as the weighted-average remaining useful life of amortizable intangible assets at December 31, 2011, is as follows:

Description	Initial Estimated Useful Lives	Weighted-Average Remaining Useful Life
Trademarks	2- 40 years	26 years

Distribution networks	20- 30 years	16 years

Non-compete agreements	3- 10 years	3 years

Other (including farmer contracts)	12.5– 17 years	14 years

Pre-tax amortization expense for intangible assets during the years ended December 31, 2011, 2010 and 2009, was $98 million, $88 million and $74 million, respectively. Amortization expense for each of the next five years is estimated to be $98 million or less, assuming no additional transactions occur that require the amortization of intangible assets.

The decrease in other intangible assets from December 31, 2010, was due primarily to currency movements, partially offset by the purchase of patent rights related to a new aerosol delivery technology that has the potential to reduce the harm of smoking.